Summary of Significant Accounting Policies - Schedule of Estimated Useful Life for Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Acquired License
Acquired Finite Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	4 years
Minimum | Acquired Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	5 years
Maximum | Acquired Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	10 years